Risk Management and Financial Instruments (Details) - Schedule of Fair Value of Assets and Liabilities Through Profit or Loss - Market approach [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial investments	$ 2,642,258	$ 1,343,149
National treasury bills	210,716	109,662
Derivative assets	169,736	108,505
Financial liabilities
Derivative liabilities	144,251	107,238
Level 1 of fair value hierarchy [member]
Financial assets
Financial investments	206,650
National treasury bills	210,716	109,662
Derivative assets
Financial liabilities
Derivative liabilities
Level 2 of fair value hierarchy [member]
Financial assets
Financial investments	2,435,608	1,343,149
National treasury bills
Derivative assets	169,736	108,505
Financial liabilities
Derivative liabilities	$ 144,251	$ 107,238